Fixed Assets and Leasehold Improvements	12 Months Ended
Dec. 31, 2011
Fixed Assets and Leasehold Improvements [Abstract]
Fixed Assets and Leasehold Improvements
6.	Fixed Assets and Leasehold Improvements

Fixed assets and leasehold improvements comprise the following (in millions):

	Depreciation Period	December 31,
		2011	2010
Computer hardware and software	3 years	$126.9	$109.5
Leasehold improvements	*	114.4	103.9
Telephone systems	5 years	10.5	8.9
Furniture and fixtures	7 years	13.9	11.8
Trading systems and equipment	5 years	1.8	2.1

		267.5	236.2
Less — Accumulated depreciation and amortization		156.0	118.6

		$111.5	$117.6

*	— Shorter of life of lease or useful life of assets